CREDITORS ARRANGEMENT AND DISCONTINUED OPERATION	12 Months Ended
Dec. 31, 2017
Disclosure of creditors arrangement and discontinued operation [Abstract]
CREDITORS ARRANGEMENT AND DISCONTINUED OPERATION
NOTE 4 -      CREDITORS ARRANGMENT AND DISCONTINUED OPERATION

In 2013, the Company's Board of Directors has decided to cease the operation of the Y’bllin demonstration facility owned by EER, formerly a subsidiary of the Company that owned know-how and rights in the field of solid waste treatment. As of February 2015, the Company completed the evacuation from the Y’bllin facility, the sale of the systems and equipment and ceased all operations.

On April 2, 2015, following a creditor petition to the Tel-Aviv District Court due to the financial and business condition of the Company, the Court appointed a temporary liquidator for the Company and its subsidiary.

On February 2, 2016, the Tel-Aviv District Court approved a creditors arrangement for the sale of the Company, free of any assets and liabilities (including the Company’s investment and ownership interest in EER) to new shareholders.

Upon the approval of the Court the Company emerged from the liquidation status through the issuance of ordinary shares, which represented 99.9% of the issued and outstanding share capital of the Company to the new shareholders in consideration of NIS 600,000 (approximately $153 thousand) that were paid to the liquidator. The Company emerged from the liquidation free of any assets and liabilities, and any such assets and liabilities were removed from its statement of financial position, with the net amount of $954 thousand charged as a capital contribution by the new shareholders.

Pursuant to the arrangement, the following was agreed and executed: (1) cancelling the nominal value of the Company’s shares, such that the Company’s shares will not have any nominal value, (2) converting 71,923,175 non-tradable options to purchase ordinary share of the Company into 71,923,175 ordinary shares, no par value of the Company, (3) implementing a reverse split of the Company’s shares at a ratio of 30,465:1 (i.e., for each 30,465 shares of the Company, the shareholders of the Company will receive one (1) share), and (4) increasing the registrar share capital of the Company to 700,000,000 ordinary shares of the Company with no nominal value. The reverse split became effective on February 25, 2016.

Upon completion of the above, the Company issued to the purchasers of the Company 9,990,000 ordinary shares of the Company, which represented 99.9% of the issued and outstanding share capital of the Company. In May 2016, the Company started developing its Aviation Business and all prior activity was classified as discontinued operation.